Derivative Contracts - Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 1,696.3		$ 1,257.3
Cash collateral	2.9		2.3
Not Designated as Hedging Instrument | Interest rate swap
Derivatives, Fair Value [Line Items]
Initial and variation margin, posted	111.1		0.0
Not Designated as Hedging Instrument | Derivatives at Fair Value | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	8.1		14.6
Derivative, Notional Amount	687.3		496.5
Not Designated as Hedging Instrument | Liabilities Under Derivative Contracts | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	(8.9)		(13.9)
Derivative, Notional Amount	1,009.0		760.8
Not Designated as Hedging Instrument | Liabilities Under Derivative Contracts | Interest rate swap
Derivatives, Fair Value [Line Items]
Fair Value	(78.3)		0.0
Derivative, Notional Amount	1,800.0	$ 3,318.0	0.0
Designated as Hedging Instrument | Derivatives at Fair Value | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	4.8		0.0
Derivative, Notional Amount	85.5		0.0
Designated as Hedging Instrument | Liabilities Under Derivative Contracts | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	0.0		(1.2)
Derivative, Notional Amount	$ 0.0		$ 94.3